Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total for all associates
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 89	$ 59	$ 105
Total for all joint ventures
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	2,238	3,392	1,580
Property plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 14,639	$ 13,642	$ 10,354